Additional Information - Condensed Financial Statements of the Company (Tables)	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Condensed financial information of the company, balance sheets

	As of December 31,
	2023	2024
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	21,538	480
Amounts due from subsidiaries and VIEs	897,329	962,552
Prepayments and other current assets	6,838	3,609
Total current assets	925,705	966,641
Non-current assets:
Investments in the subsidiaries	535,839	488,251
Available-for-sale debt investments	309	313
Total non-current assets	536,148	488,564
Total assets	1,461,853	1,455,205
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Amounts due to subsidiaries and VIEs	235,681	278,913
Accrued expenses and other current liabilities	1,160	1,025
Total current liabilities	236,841	279,938
Total liabilities	236,841	279,938
Shareholders’ equity:
Class A ordinary shares (US$0.01 par value, 680,000,000 shares authorized; 264,998,965 shares issued and 262,954,885 outstanding as of December 31, 2023; 264,998,965 shares issued and 259,191,877 shares outstanding as of December 31, 2024)	17,499	17,499
Class B ordinary shares (US$0.01 par value, 320,000,000 shares authorized; 317,325,360 and 317,325,360 shares issued and outstanding as of December 31, 2023 and 2024, respectively)	22,053	22,053
Additional paid-in capital	1,640,535	1,642,077
Treasury stock (2,044,080 shares and 5,807,088 shares as of December 31, 2023 and 2024, respectively)	(655)	(1,480)
Accumulated deficits	(414,023)	(467,577)
Accumulated other comprehensive loss	(40,397)	(37,305)
Total shareholders’ equity	1,225,012	1,175,267
Total liabilities and shareholders’ equity	1,461,853	1,455,205

Condensed financial information of the company, statements of comprehensive income/(loss)

	For the Years Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Operating expenses:
General and administrative expenses	(16,945)	(16,902)	(8,979)
Total operating expenses	(16,945)	(16,902)	(8,979)
Loss from operations	(16,945)	(16,902)	(8,979)
Other income/(loss):
Net interest income	50	944	1,072
Foreign currency exchange loss	(21,847)	(4,181)	(3,628)
Impairment of available-for-sale debt investments	(5,980)	—	—
Others, net	(5,514)	—	—
Share of loss from the subsidiaries	(123,773)	(82,357)	(42,019)
Loss before income taxes	(174,009)	(102,496)	(53,554)
Income tax benefit	64,357	—	—
Net loss	(109,652)	(102,496)	(53,554)
Other comprehensive (loss)/income	(6,094)	5,005	3,092
Comprehensive loss	(115,746)	(97,491)	(50,462)

Condensed financial information of the company, statements of cash flows

	For the Years Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cash flows from operating activities:
Net cash used in operating activities	(20,974)	(20,850)	(4,497)
Cash flows from investing activities:
Placement of short-term investments	(32,312)	(58,951)	(108,928)
Maturity of short-term investments	29,875	61,388	108,928
Return of equity investment principal from a subsidiary	—	19,722	—
Net cash (used in)/provided by investing activities	(2,437)	22,159	—
Cash flows from financing activities:
(Payment to)/repayment from subsidiaries and VIEs	(64)	10,332	(15,736)
Repurchase of ordinary shares	—	(655)	(825)
Net cash (used in)/provided by financing activities	(64)	9,677	(16,561)
Net (decrease)/increase in cash and cash equivalents	(23,475)	10,986	(21,058)
Cash and cash equivalents at the beginning of the year	34,027	10,552	21,538
Cash and cash equivalents at the end of the year	10,552	21,538	480